Provision For Income Taxes (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Operating loss carryforwards	$ 18,685,000		$ 18,762,000	$ 19,129,000
Operating loss carry forwards expiration period	2040		2040, and a portion of the net operating loss carry forwards have an indefinite carry forward period
U.S. statutory rate	21.00%	21.00%	21.00%	21.00%